SCHEDULE OF PROVISION FOR INCOME TAX (Details) - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Deferred
Deferred	$ (148,385)	$ 55,422
Income tax (benefit) expense	(117,174)	14,635
CHINA
Current
Current	31,211	(40,787)
Deferred
Deferred	(148,385)	55,422
Income tax (benefit) expense	$ (117,174)	$ 14,635